Genworth Life & Annuity

6610 West Broad Street

Richmond, VA 23230

August 11, 2021

VIA EDGAR

The United States Securities and

  Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Genworth Life & Annuity VA Separate Account 1
Genworth Life and Annuity Insurance Company
Post-Effective Amendment No. 55 Under the Securities Act of 1933
Amendment No. 341 Under the Investment Company Act of 1940
File Nos. 333-47732; 811-05343

Ladies and Gentlemen:

On behalf of Genworth Life and Annuity Insurance Company (the “Company”) and its Genworth Life & Annuity VA Separate Account 1 (the “Registrant”), we hereby submit for filing in accordance with Regulation S-T concerning electronic filing procedures and pursuant to Rule 485(a) under the Securities Act of 1933, one complete copy of Post-Effective Amendment No. 55 under the Securities Act of 1933 and Amendment No. 341 under the Investment Company Act of 1940 to the above-referenced Registration Statement on Form N-4 (the “Post-Effective Amendment”).

The purpose of the Post-Effective Amendment is to revise the registration statement to comply with amendments to Form N-4 and to make other non-material changes. We request that this Post-Effective Amendment become effective automatically eighty (80) days after filing pursuant to Rule 485(a)(1), on October 30, 2021. Registrant intends to delay the effectiveness of the Post-Effective Amendment until it files a subsequent amendment pursuant to Rule 485(b) to consolidate the changes contained in the Post-Effective Amendment with other non-material and annual update changes to the registration statement and the prospectus and statement of additional information contained therein, such that the Post-Effective Amendment will go effective on or about May 1, 2022.

At a future date, the Company intends to submit a formal request pursuant to Rule 485(b)(1)(vii) under the 1933 Act to use this Post-Effective Amendment (or a subsequently filed post-effective amendment) as the template for the variable annuity contract registration statements listed below (the “Replicate Registration Statements”). If granted, the Company intends to reflect the same conforming disclosure changes that have been or will be made in the Post-Effective Amendment to the Replicate Registration Statements, with appropriate modifications to: (i) give effect to the comments of the staff on the Post-Effective Amendment; and (ii) reflect other non-material changes.

Replicate Registration Statements

Separate Account	Company	Securities Act of 1933 File No.	Investment Company Act of 1940 File No.
Genworth Life & Annuity VA Separate Account 1	Genworth Life and Annuity Insurance Company	333-31172	811-5343
Genworth Life & Annuity VA Separate Account 1	Genworth Life and Annuity Insurance Company	333-62695	811-5343
Genworth Life & Annuity VA Separate Account 1	Genworth Life and Annuity Insurance Company	33-76334	811-5343
Genworth Life & Annuity VA Separate Account 2	Genworth Life and Annuity Insurance Company	333-133425	811-21892

Thank you for your attention to this matter. Should you have any questions concerning this filing, please contact the undersigned at 703.851.8668 or michael.pappas@genworth.com.

Sincerely,

/s/ Michael D. Pappas

Michael D. Pappas

Associate General Counsel

cc: Mark Cowan, Esq.